Organization and Business Overview (Tables)	6 Months Ended
Jun. 30, 2026
Organization and Business Overview [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

		Percentage of effective ownership
Name	Background	December 31, 2025	June 30, 2026	Ownership	Principal Activities
Megan Holdings Limited (“MHL”)	– A Cayman Islands company – Incorporated on December 7, 2022 – Issued share capital of USD0.0001	N/A	N/A	The listing entity	Investment holding
Megan Mezanin Sdn Bhd (“MMSB”)	– A Malaysian company – Incorporated on February 13, 2020 – Issued share capital of MYR250,000	100%	100%	Wholly-owned by MHL	Development, construction and maintenance of aquaculture and agriculture farms and related works
Megan Technologies Sdn Bhd (“MTSB”)	– A Malaysian company – Incorporated on March 18, 2024 – Issued share capital of MYR200,000	99.99%	99.99%	Partially-owned by MMSB	Supply and installation of Smart Industrial Technologies and Solutions
Megan Bio-Development Sdn Bhd (“MBDSB”)	– A Malaysian company – Incorporated on January 7, 2026 – Issued share capital of MYR100	100%	100%	Wholly-owned by MMSB	Dormant — incorporated January 2026